Dreyfus Cash Management Funds

Prospectus June 1, 2015 As Revised November 30, 2015	Administrative Shares

Dreyfus Cash Management (DACXX)
Dreyfus Government Cash Management (DAGXX)
Dreyfus Government Prime Cash Management (DAPXX)
Dreyfus Treasury & Agency Cash Management (DTAXX)
Dreyfus Treasury Prime Cash Management (DARXX)
Dreyfus Tax Exempt Cash Management (DEAXX)
Dreyfus Municipal Cash Management Plus (DAMXX)
Dreyfus New York Municipal Cash Management (DAYXX)

Dreyfus California AMT-Free Municipal Cash Management (DFAXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries
Fund Details

Goal and Approach	28
Investment Risks	29
Management	30
Shareholder Guide

Buying and Selling Shares	32
General Policies	34
Distributions and Taxes	35
Services for Fund Investors	35
Financial Highlights	36
For More Information

See back cover.

Fund Summary

Dreyfus Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.01
Total annual fund operating expenses	.31

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$32	$100	$174	$393
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

1

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication

2

of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.29% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.01%	1.61%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

3

Fund Summary

Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.01
Total annual fund operating expenses	.31

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$32	$100	$174	$393
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements). Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

4

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.27% Worst Quarter Q4, 2011: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.01%	0.01%	1.48%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

5

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

Dreyfus Government Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.03
Total annual fund operating expenses	.33

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$34	$106	$185	$418
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests only in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest. Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

7

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.26% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.00%	1.45%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

8

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Summary

Dreyfus Treasury & Agency Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.01
Total annual fund operating expenses	.31

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$32	$100	$174	$393
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

10

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.26% Worst Quarter Q3, 2010: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.01%	0.01%	1.36%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

11

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

Fund Summary

Dreyfus Treasury Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.01
Total annual fund operating expenses	.31

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$32	$100	$174	$393
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest. The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

13

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.20% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.00%	1.28%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

14

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

15

Fund Summary

Dreyfus Tax Exempt Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.02
Total annual fund operating expenses	.32

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$33	$103	$180	$406
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

16

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

17

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2007: 0.87% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.01%	0.01%	1.12%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

18

Fund Summary

Dreyfus Municipal Cash Management Plus
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.09
Total annual fund operating expenses	.39

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$40	$125	$219	$493
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund currently is and will continue to be permitted to invest its assets without limitation in municipal obligations that provide income that may be subject to the federal alternative minimum tax, effective September 1, 2015 the fund will be managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

The fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

19

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

20

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.87% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.01%	1.15%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

21

Fund Summary

Dreyfus New York Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.05
Total annual fund operating expenses	.35

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$36	$113	$197	$443
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

22

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

23

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.87% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Administrative Shares	0.00%	0.01%	1.12%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

24

Fund Summary

Dreyfus California AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Administrative Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.10
Other expenses	.04
Total annual fund operating expenses	.34

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$35	$109	$191	$431
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

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price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q1, 2008: 0.62% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	Since Inception 08/01/07
Administrative Shares	0.00%	0.02%	0.51%
For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal and California state personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Details

Goal and Approach

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax exempt fund seeks current income exempt from federal income tax and, in the case of Dreyfus New York Municipal Cash Management, current income exempt from New York state and New York city personal income taxes and, in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so). As a money market fund, each fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

The main difference among the funds is the securities in which they invest. Dreyfus Cash Management invests in a range of money market instruments. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government and U.S. Treasury securities, respectively. Dreyfus Government Cash Management invests only in U.S. government securities, including those backed by the full faith credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government, and repurchase agreements in respect of such securities. Dreyfus Treasury & Agency Cash Management invests only in U.S. government securities that are backed by the full faith and credit of the U.S. government, and repurchase agreements in respect of such securities. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes or California state income taxes, as applicable. Each of these funds also seeks to provide income exempt from the federal alternative minimum tax.

While Dreyfus Cash Management and each tax exempt fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, each may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund, other than the tax exempt funds, is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund's portfolio is 60 days and the maximum weighted average life to maturity of each fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management also may invest temporarily in high quality, taxable money market instruments, including when the portfolio managers believe acceptable New York or California municipal obligations, as applicable, are not available for investment. During such periods, the funds may not achieve their investment objective. In addition, a portion of each fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city or California state income taxes, as applicable. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified.

Throughout this prospectus, references to "the fund" apply to all funds, unless otherwise noted.

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Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Cash Management:

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the fund itself.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Funds That May Invest in Municipal Securities:

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• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• State-specific risk. The fund is subject to the risk that the state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $245 billion in 165 mutual fund portfolios. For the fiscal year ended January 31, 2015, each of the funds paid Dreyfus a management fee at the effective annual rate set forth in the table below.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
Dreyfus Cash Management	.14
Dreyfus Government Cash Management	.06
Dreyfus Government Prime Cash Management	.04
Dreyfus Treasury & Agency Cash Management	.05
Dreyfus Treasury Prime Cash Management	.00
Dreyfus Tax Exempt Cash Management	.06
Dreyfus Municipal Cash Management Plus	.04
Dreyfus New York Municipal Cash Management	.08
Dreyfus California AMT-Free Municipal Cash Management	.04

A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six-month period ended July 31, 2015. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $28.5 trillion in assets under custody and administration and $1.6 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Your price for Administrative shares is the net asset value per share (NAV). Administrative shares of each fund are subject to an annual Rule 12b-1 fee of 0.10% of the value of the fund's average daily net assets attributable to Administrative shares paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account services and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, liquidity and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund's NAV is calculated at the following time on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business:

Name of Fund	Fund Calculates NAV at:
Dreyfus Cash Management	5:00 p.m.
Dreyfus Government Cash Management	5:00 p.m.
Dreyfus Government Prime Cash Management	3:00 p.m.
Dreyfus Treasury & Agency Cash Management	5:00 p.m.
Dreyfus Treasury Prime Cash Management	3:00 p.m.
Dreyfus Tax Exempt Cash Management	1:00 p.m.
Dreyfus Municipal Cash Management Plus	2:00 p.m.
Dreyfus New York Municipal Cash Management	1:00 p.m.

Dreyfus California AMT-Free Municipal Cash Management	1:00 p.m.
All times are Eastern time.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management:

Orders in proper form received prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

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Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

Orders in proper form received prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 3:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

Orders in proper form received prior to 1:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 1:00 p.m., will become effective at the NAV determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

Orders in proper form received prior to 2:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 2:00 p.m., will become effective at the NAV determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

An order in proper form received after the time of day at which a fund determines its NAV will be effective on the following business day, provided the fund's custodian receives Federal Funds by the respective times listed above.

For all funds, all times are Eastern time.

Because each tax exempt fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Administrative shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

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Applicable to Dreyfus Municipal Cash Management Plus:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or the next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amounts

•  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is deemed by Dreyfus to be large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

34

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Each tax-exempt fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain fund distributions, including distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. In addition, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities. With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange Privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

35

Financial Highlights

These financial highlights describe the performance of the fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Dreyfus Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.01	.01	.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.18	.19	.28	.25	.30
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.05
Net Assets, end of period ($ x 1,000,000)	1,522	1,423	1,271	941	792
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Government Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.07	.09	.16	.14	.25
Ratio of net investment income to average net assets	.01	.01	.01	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	509	515	979	1,103	1,091
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

36

Financial Highlights (cont'd)

Dreyfus Government Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.33	.33	.32	.32	.32
Ratio of net expenses to average net assets	.06	.08	.12	.12	.22
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	301	513	568	632	561
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury & Agency Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.01	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.06	.07	.13	.09	.20
Ratio of net investment income to average net assets	.01	.01	.01	.01	.00[b]
Net Assets, end of period ($ x 1,000,000)	534	562	620	602	422
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets	.04	.06	.09	.08	.14
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	683	699	750	610	1,054
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

37

Financial Highlights (cont'd)

Dreyfus Tax Exempt Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	.32	.32	.32	.32
Ratio of net expenses to average net assets	.10	.14	.21	.22	.31
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.01
Net Assets, end of period ($ x 1,000,000)	52	55	66	76	72
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Municipal Cash Management Plus	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.39	.37	.34	.34	.33
Ratio of net expenses to average net assets	.13	.18	.25	.26	.33
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.04
Net Assets, end of period ($ x 1,000,000)	31	77	208	213	377
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus New York Municipal Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.35	.36	.35	.34	.34
Ratio of net expenses to average net assets	.13	.19	.25	.25	.33
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.03
Net Assets, end of period ($ x 1,000,000)	10	10	10	21	47
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

38

Financial Highlights (cont'd)

Dreyfus California AMT-Free Municipal Cash Management Year Ended January 31,

	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.04	.01	.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.34	.34	.35	.35	.35
Ratio of net expenses to average net assets	.09	.12	.22	.27	.34
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.01	.03
Net Assets, end of period ($ x 1,000,000)	- [c]	3	1	2	14
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

c Amount represents less than $1 million.

39

NOTES

40

NOTES

41

NOTES

42

For More Information

Dreyfus Cash Management

SEC file number: 811-4175

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management

SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management

SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Each a series of Dreyfus Tax Exempt Cash Management Funds

SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus

SEC file number: 811-6172

Dreyfus New York Municipal Cash Management

SEC file number: 811-6395

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail. Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

© 2015 MBSC Securities Corporation CMGT – P1115ADM

Dreyfus Cash Management Funds

Prospectus June 1, 2015 As Revised November 30, 2015	Institutional Shares

Dreyfus Cash Management (DICXX)
Dreyfus Government Cash Management (DGCXX)
Dreyfus Government Prime Cash Management (DIPXX)
Dreyfus Treasury & Agency Cash Management (DTRXX)
Dreyfus Treasury Prime Cash Management (DIRXX)
Dreyfus Tax Exempt Cash Management (DEIXX)
Dreyfus Municipal Cash Management Plus (DIMXX)
Dreyfus New York Municipal Cash Management (DIYXX)

Dreyfus California AMT-Free Municipal Cash Management (DIIXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries
Fund Details

Goal and Approach	28
Investment Risks	29
Management	30
Shareholder Guide

Buying and Selling Shares	32
General Policies	34
Distributions and Taxes	34
Services for Fund Investors	35
Financial Highlights	36
For More Information

See back cover.

Fund Summary

Dreyfus Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$22	$68	$118	$268
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

1

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

2

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.31% Worst Quarter Q2, 2014: 0.01%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.01%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.03%	0.08%	1.70%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

3

Fund Summary

Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$22	$68	$118	$268
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements). Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

4

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.29% Worst Quarter Q4, 2011: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.01%	0.02%	1.54%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

5

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

Dreyfus Government Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.02
Total annual fund operating expenses	.22

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$23	$71	$124	$280
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests only in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest. Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

7

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.28% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.00%	0.00%	1.50%

8

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Summary

Dreyfus Treasury & Agency Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$22	$68	$118	$268
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such

10

securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.28% Worst Quarter Q1, 2010: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.01%	0.01%	1.41%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

11

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

Fund Summary

Dreyfus Treasury Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$22	$68	$118	$268
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest. The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

13

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.23% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.00%	0.00%	1.32%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

14

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

15

Fund Summary

Dreyfus Tax Exempt Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.04
Total annual fund operating expenses	.24

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$25	$77	$135	$306
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

16

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

17

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2007: 0.89% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.01%	0.03%	1.18%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

18

Fund Summary

Dreyfus Municipal Cash Management Plus
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.09
Total annual fund operating expenses	.29

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$30	$93	$163	$368
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund currently is and will continue to be permitted to invest its assets without limitation in municipal obligations that provide income that may be subject to the federal alternative minimum tax, effective September 1, 2015 the fund will be managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

The fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

19

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

20

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.90% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.00%	0.04%	1.21%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

21

Fund Summary

Dreyfus New York Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.05
Total annual fund operating expenses	.25

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$26	$80	$141	$318
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

22

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

23

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2007: 0.89% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Institutional Shares	0.00%	0.04%	1.18%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

24

Fund Summary

Dreyfus California AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.04
Total annual fund operating expenses	.24

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$25	$77	$135	$306
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

25

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

26

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q1, 2008: 0.64% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Institutional shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	Since Inception 08/01/07
Institutional Shares	0.00%	0.05%	0.56%
For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal and California state personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

27

Fund Details

Goal and Approach

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax exempt fund seeks current income exempt from federal income tax and, in the case of Dreyfus New York Municipal Cash Management, current income exempt from New York state and New York city personal income taxes and, in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so). As a money market fund, each fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

The main difference among the funds is the securities in which they invest. Dreyfus Cash Management invests in a range of money market instruments. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government and U.S. Treasury securities, respectively. Dreyfus Government Cash Management invests only in U.S. government securities, including those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government, and repurchase agreements in respect of such securities. Dreyfus Treasury & Agency Cash Management invests only in U.S. government securities that are backed by the full faith and credit of the U.S. government and repurchase agreements in respect of such securities. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes or California state income taxes, as applicable. Each of these funds also seeks to provide income exempt from the federal alternative minimum tax.

While Dreyfus Cash Management and each tax exempt fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, each may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund, other than the tax exempt funds, is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund's portfolio is 60 days and the maximum weighted average life to maturity of each fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management also may invest temporarily in high quality, taxable money market instruments, including when the portfolio managers believe acceptable New York or California municipal obligations, as applicable, are not available for investment. During such periods, the funds may not achieve their investment objective. In addition, a portion of each fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city or California state income taxes, as applicable. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified.

Throughout this prospectus, references to "the fund" apply to all funds, unless otherwise noted.

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Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Cash Management:

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the fund itself.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Funds That May Invest in Municipal Securities:

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• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• State-specific risk. The fund is subject to the risk that the state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $245 billion in 165 mutual fund portfolios. For the fiscal year ended January 31, 2015, each of the funds paid Dreyfus a management fee at the effective annual rate set forth in the table below.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
Dreyfus Cash Management	.14
Dreyfus Government Cash Management	.06
Dreyfus Government Prime Cash Management	.04
Dreyfus Treasury & Agency Cash Management	.05
Dreyfus Treasury Prime Cash Management	.00
Dreyfus Tax Exempt Cash Management	.06
Dreyfus Municipal Cash Management Plus	.04
Dreyfus New York Municipal Cash Management	.08
Dreyfus California AMT-Free Municipal Cash Management	.04

A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six-month period ended July 31, 2015. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $28.5 trillion in assets under custody and administration and $1.6 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Your price for Institutional shares is the net asset value per share (NAV). Institutional shares are subject to an annual shareholder services fee of up to .25% to reimburse the fund's distributor for shareholder account service and maintenance expenses.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, liquidity and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund's NAV is calculated at the following time on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business:

Name of Fund	Fund Calculates NAV at:
Dreyfus Cash Management	5:00 p.m.
Dreyfus Government Cash Management	5:00 p.m.
Dreyfus Government Prime Cash Management	3:00 p.m.
Dreyfus Treasury & Agency Cash Management	5:00 p.m.
Dreyfus Treasury Prime Cash Management	3:00 p.m.
Dreyfus Tax Exempt Cash Management	1:00 p.m.
Dreyfus Municipal Cash Management Plus	2:00 p.m.
Dreyfus New York Municipal Cash Management	1:00 p.m.

Dreyfus California AMT-Free Municipal Cash Management	1:00 p.m.
All times are Eastern time.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management:

Orders in proper form received prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

Orders in proper form received prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 3:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

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Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

Orders in proper form received prior to 1:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 1:00 p.m., will become effective at the NAV determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

Orders in proper form received prior to 2:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 2:00 p.m., will become effective at the NAV determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

An order in proper form received after the time of day at which a fund determines its NAV will be effective on the following business day, provided the fund's custodian receives Federal Funds by the respective times listed above.

For all funds, all times are Eastern time.

Because each tax exempt fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

For all funds, all times are Eastern time.

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Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or the next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amounts

•  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is deemed by Dreyfus to be large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

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Dividends and other distributions paid by the taxable money market funds are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Each tax-exempt fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain fund distributions, including distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. In addition, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities. With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange Privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

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Financial Highlights

These financial highlights describe the performance of the fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Dreyfus Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.001	.001	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.001)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.04	.08	.07	.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.15	.15	.21	.19	.21
Ratio of net investment income to average net assets	.03	.04	.08	.07	.14
Net Assets, end of period ($ x 1,000,000)	23,109	24,356	23,193	22,695	24,512

aAmount represents less than $.001 per share.

Dreyfus Government Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.00[b]	.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.07	.09	.16	.13	.21
Ratio of net investment income to average net assets	.01	.01	.01	.00[b]	.04
Net Assets, end of period ($ x 1,000,000)	16,875	14,577	13,228	18,082	20,529
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

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Financial Highlights (cont'd)

Dreyfus Government Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.22	.21	.22	.22
Ratio of net expenses to average net assets	.06	.08	.12	.11	.20
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.01
Net Assets, end of period ($ x 1,000,000)	2,952	3,911	3,519	3,543	2,792
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury & Agency Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.22
Ratio of net expenses to average net assets	.06	.07	.13	.09	.20
Ratio of net investment income to average net assets	.01	.01	.01	.01	.01
Net Assets, end of period ($ x 1,000,000)	16,380	15,068	14,499	16,547	7,944
[a]Amount represents less than $.001 per share.

Dreyfus Treasury Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.22	.21
Ratio of net expenses to average net assets	.04	.06	.09	.06	.14
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	28,812	32,448	24,582	18,888	15,016
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

37

Financial Highlights (cont'd)

Dreyfus Tax Exempt Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.03	.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24	.24	.24	.24	.23
Ratio of net expenses to average net assets	.10	.13	.21	.20	.23
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.03	.09
Net Assets, end of period ($ x 1,000,000)	1,618	1,850	1,776	2,082	2,831
[a]Amount represents less than $.001 per share. [b]Amount represents less than .01%.

Dreyfus Municipal Cash Management Plus	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.01	.03	.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.29	.27	.24	.24	.24
Ratio of net expenses to average net assets	.13	.20	.23	.22	.24
Ratio of net investment income to average net assets	.00[b]	.00[b]	.01	.03	.13
Net Assets, end of period ($ x 1,000,000)	62	90	353	346	363
[a]Amount represents less than $.001 per share. [b]Amount represents less than .01%.

Dreyfus New York Municipal Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.01	.03	.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.25	.26	.25	.24	.24
Ratio of net expenses to average net assets	.13	.18	.23	.21	.24
Ratio of net investment income to average net assets	.00[b]	.00[b]	.01	.04	.12
Net Assets, end of period ($ x 1,000,000)	126	142	133	320	459
[a]Amount represents less than $.001 per share. [b]Amount represents less than .01%.

38

Financial Highlights (cont'd)

Dreyfus California AMT-Free Municipal Cash Management Year Ended January 31,

	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.001	.001	.001
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.001)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.06	.05	.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24	.24	.24	.24	.24
Ratio of net expenses to average net assets	.08	.13	.22	.22	.24
Ratio of net investment income to average net assets	.00[b]	.00[b]	.01	.05	.13
Net Assets, end of period ($ x 1,000,000)	202	145	198	174	135
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

39

NOTES

40

NOTES

41

NOTES

42

For More Information

Dreyfus Cash Management

SEC file number: 811-4175

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management

SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management

SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Each a series of Dreyfus Tax Exempt Cash Management Funds

SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus

SEC file number: 811-6172

Dreyfus New York Municipal Cash Management

SEC file number: 811-6395

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail. Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

© 2015 MBSC Securities Corporation CMGT – P1115IST

Dreyfus Cash Management Funds

Prospectus June 1, 2015 As Revised November 30, 2015	Investor Shares

Dreyfus Cash Management (DVCXX)
Dreyfus Government Cash Management (DGVXX)
Dreyfus Government Prime Cash Management (DVPXX)
Dreyfus Treasury & Agency Cash Management (DTVXX)
Dreyfus Treasury Prime Cash Management (DVRXX)
Dreyfus Tax Exempt Cash Management (DEVXX)
Dreyfus Municipal Cash Management Plus (DVMXX)
Dreyfus New York Municipal Cash Management (DVYXX)

Dreyfus California AMT-Free Municipal Cash Management (DAIXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries
Fund Details

Goal and Approach	28
Investment Risks	29
Management	30
Shareholder Guide

Buying and Selling Shares	32
General Policies	34
Distributions and Taxes	35
Services for Fund Investors	35
Financial Highlights	36
For More Information

See back cover.

Fund Summary

Dreyfus Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.01
Total annual fund operating expenses	.46

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$47	$148	$258	$579
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

1

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total

2

returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.25% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.00%	0.00%	1.53%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

3

Fund Summary

Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.01
Total annual fund operating expenses	.46

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$47	$148	$258	$579
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements). Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

4

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.23% Worst Quarter Q4, 2011: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.01%	0.01%	1.42%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

5

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

Dreyfus Government Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.02
Total annual fund operating expenses	.47

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$48	$151	$263	$591
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests only in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest. Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

7

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.22% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.00%	0.00%	1.39%

8

For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Summary

Dreyfus Treasury & Agency Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.01
Total annual fund operating expenses	.46

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$47	$148	$258	$579
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

10

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.22% Worst Quarter Q3, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.01%	0.01%	1.30%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

11

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

Fund Summary

Dreyfus Treasury Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.02
Total annual fund operating expenses	.47

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$48	$151	$263	$591
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest. The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

13

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.16% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.00%	0.00%	1.22%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

14

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

15

Fund Summary

Dreyfus Tax Exempt Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.02
Total annual fund operating expenses	.47

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$48	$151	$263	$591
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

16

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

17

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2007: 0.83% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.01%	0.00%	1.05%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

18

Fund Summary

Dreyfus Municipal Cash Management Plus
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.09
Total annual fund operating expenses	.54

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$55	$173	$302	$677
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund currently is and will continue to be permitted to invest its assets without limitation in municipal obligations that provide income that may be subject to the federal alternative minimum tax, effective September 1, 2015 the fund will be managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

The fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

19

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

20

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.84% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.00%	0.00%	1.07%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

21

Fund Summary

Dreyfus New York Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.05
Total annual fund operating expenses	.50

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$51	$160	$280	$628
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

22

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

23

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.83% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Investor Shares	0.00%	0.00%	1.04%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

24

Fund Summary

Dreyfus California AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.25
Other expenses	.04
Total annual fund operating expenses	.49

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$50	$157	$274	$616
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

25

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

26

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q1, 2008: 0.58% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Investor shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	Since Inception 08/01/07
Investor Shares	0.00%	0.01%	0.46%
For the current yield for Investor shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal and California state personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

27

Fund Details

Goal and Approach

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax exempt fund seeks current income exempt from federal income tax and, in the case of Dreyfus New York Municipal Cash Management, current income exempt from New York state and New York city personal income taxes and, in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so). As a money market fund, each fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

The main difference among the funds is the securities in which they invest. Dreyfus Cash Management invests in a range of money market instruments. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government and U.S. Treasury securities, respectively. Dreyfus Government Cash Management invests only in U.S. government securities, including those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government, and in repurchase agreements in respect of such securities. Dreyfus Treasury & Agency Cash Management invests only in U.S. government securities that are backed by the full faith and credit of the U.S. government and repurchase agreements in respect of such securities. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes or California state income taxes, as applicable. Each of these funds also seeks to provide income exempt from the federal alternative minimum tax.

While Dreyfus Cash Management and each tax exempt fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, each may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund, other than the tax exempt funds, is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund's portfolio is 60 days and the maximum weighted average life to maturity of each fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management also may invest temporarily in high quality, taxable money market instruments, including when the portfolio managers believe acceptable New York or California municipal obligations, as applicable, are not available for investment. During such periods, the funds may not achieve their investment objective. In addition, a portion of each fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city or California state income taxes, as applicable. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified.

Throughout this prospectus, references to "the fund" apply to all funds, unless otherwise noted.

28

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Cash Management:

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the fund itself.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Funds That May Invest in Municipal Securities:

29

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• State-specific risk. The fund is subject to the risk that the state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $245 billion in 165 mutual fund portfolios. For the fiscal year ended January 31, 2015, each of the funds paid Dreyfus a management fee at the effective annual rate set forth in the table below.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
Dreyfus Cash Management	.14
Dreyfus Government Cash Management	.06
Dreyfus Government Prime Cash Management	.04
Dreyfus Treasury & Agency Cash Management	.05
Dreyfus Treasury Prime Cash Management	.00
Dreyfus Tax Exempt Cash Management	.06
Dreyfus Municipal Cash Management Plus	.04
Dreyfus New York Municipal Cash Management	.08
Dreyfus California AMT-Free Municipal Cash Management	.04

A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six-month period ended July 31, 2015. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $28.5 trillion in assets under custody and administration and $1.6 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Your price for Investor shares is the net asset value per share (NAV). Investor shares of each fund are subject to an annual Rule 12b-1 fee of 0.25% of the value of the fund’s average daily net assets attributable to Investor shares paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account services and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, liquidity and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund's NAV is calculated at the following time on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business:

Name of Fund	Fund Calculates NAV at:
Dreyfus Cash Management	5:00 p.m.
Dreyfus Government Cash Management	5:00 p.m.
Dreyfus Government Prime Cash Management	3:00 p.m.
Dreyfus Treasury & Agency Cash Management	5:00 p.m.
Dreyfus Treasury Prime Cash Management	3:00 p.m.
Dreyfus Tax Exempt Cash Management	1:00 p.m.
Dreyfus Municipal Cash Management Plus	2:00 p.m.
Dreyfus New York Municipal Cash Management	1:00 p.m.

Dreyfus California AMT-Free Municipal Cash Management	1:00 p.m.
All times are Eastern time.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management:

Orders in proper form received prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

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Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

Orders in proper form received prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 3:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

Orders in proper form received prior to 1:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 1:00 p.m., will become effective at the NAV determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

Orders in proper form received prior to 2:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 2:00 p.m., will become effective at the NAV determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

An order in proper form received after the time of day at which a fund determines its NAV will be effective on the following business day, provided the fund's custodian receives Federal Funds by the respective times listed above.

For all funds, all times are Eastern time.

Because each tax exempt fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

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Applicable to Dreyfus Municipal Cash Management Plus:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or the next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amounts

•  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is deemed by Dreyfus to be large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

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Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Each tax-exempt fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain fund distributions, including distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. In addition, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities. With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund, or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange Privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund, or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

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Financial Highlights

These financial highlights describe the performance of the fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Dreyfus Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets	.18	.19	.29	.26	.35
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	1,877	2,228	2,692	2,991	2,949
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Government Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets	.07	.09	.16	.13	.25
Ratio of net investment income to average net assets	.01	.01	.01	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	2,240	1,863	1,766	1,510	1,705
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

36

Financial Highlights (cont'd)

Dreyfus Government Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.47	.47	.47
Ratio of net expenses to average net assets	.06	.08	.12	.12	.22
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	460	515	454	482	557
[a]Amount represents less than $.001 per share.
[b] Amount represents less than .01%.

Dreyfus Treasury & Agency Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.01	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets	.06	.07	.13	.09	.20
Ratio of net investment income to average net assets	.01	.01	.01	.01	.00[b]
Net Assets, end of period ($ x 1,000,000)	2,365	2,070	2,270	2,176	1,823
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.46	.46	.46
Ratio of net expenses to average net assets	.04	.06	.09	.06	.14
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	3,549	3,354	4,067	4,150	3,215
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

37

Financial Highlights (cont'd)

Dreyfus Tax Exempt Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.47	.47	.47
Ratio of net expenses to average net assets	.10	.14	.21	.22	.32
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	378	409	443	380	344
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Municipal Cash Management Plus	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.52	.49	.49	.48
Ratio of net expenses to average net assets	.13	.19	.25	.25	.37
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	155	152	211	257	259
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus New York Municipal Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.50	.50	.49	.48
Ratio of net expenses to average net assets	.13	.18	.24	.25	.36
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	261	356	200	267	299
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

38

Financial Highlights (cont'd)

Dreyfus California AMT-Free Municipal Cash Management Year Ended January 31,

	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.04	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49	.49	.48	.50	.49
Ratio of net expenses to average net assets	.08	.13	.22	.27	.38
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	233	237	212	203	56
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

39

NOTES

40

NOTES

41

NOTES

42

For More Information

Dreyfus Cash Management

SEC file number: 811-4175

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management

SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management

SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Each a series of Dreyfus Tax Exempt Cash Management Funds

SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus

SEC file number: 811-6172

Dreyfus New York Municipal Cash Management

SEC file number: 811-6395

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail. Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

© 2015 MBSC Securities Corporation CMGT – P1115INV

Dreyfus Cash Management Funds

Prospectus June 1, 2015 As Revised November 30, 2015	Participant Shares

Dreyfus Cash Management (DPCXX)
Dreyfus Government Cash Management (DPGXX)
Dreyfus Government Prime Cash Management (DGPXX)
Dreyfus Treasury & Agency Cash Management (DTPXX)
Dreyfus Treasury Prime Cash Management (DPRXX)
Dreyfus Tax Exempt Cash Management (DEPXX)
Dreyfus Municipal Cash Management Plus (DMPXX)
Dreyfus New York Municipal Cash Management (DPYXX)
Dreyfus California AMT-Free Municipal Cash Management (DFPXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries
Fund Details

Goal and Approach	28
Investment Risks	29
Management	30
Shareholder Guide

Buying and Selling Shares	32
General Policies	34
Distributions and Taxes	35
Services for Fund Investors	35
Financial Highlights	36
For More Information

See back cover.

Fund Summary

Dreyfus Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.01
Total annual fund operating expenses	.61

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$62	$195	$340	$762
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

1

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total

2

returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.21% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.00%	0.00%	1.46%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

3

Fund Summary

Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.01
Total annual fund operating expenses	.61

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$62	$195	$340	$762
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements). Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

4

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.19% Worst Quarter Q4, 2011: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.01%	0.01%	1.35%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

5

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

Dreyfus Government Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.02
Total annual fund operating expenses	.62

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$63	$199	$346	$774
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests only in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest. Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

7

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2006: 1.18% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.00%	0.00%	1.33%

8

For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Summary

Dreyfus Treasury & Agency Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.01
Total annual fund operating expenses	.61

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$62	$195	$340	$762
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

10

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.18% Worst Quarter Q3, 2010: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.01%	0.01%	1.24%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

11

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

Fund Summary

Dreyfus Treasury Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.01
Total annual fund operating expenses	.61

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$62	$195	$340	$762
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest. The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

13

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2006: 1.13% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.00%	0.00%	1.16%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

14

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

15

Fund Summary

Dreyfus Tax Exempt Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.02
Total annual fund operating expenses	.62

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$63	$199	$346	$774
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

16

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

17

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2007: 0.79% Worst Quarter Q3, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.01%	0.00%	0.98%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

18

Fund Summary

Dreyfus Municipal Cash Management Plus
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.09
Total annual fund operating expenses	.69

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$70	$221	$384	$859
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund currently is and will continue to be permitted to invest its assets without limitation in municipal obligations that provide income that may be subject to the federal alternative minimum tax, effective September 1, 2015 the fund will be managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

The fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital

19

infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

20

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.80% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.00%	0.00%	1.00%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

21

Fund Summary

Dreyfus New York Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.06
Total annual fund operating expenses	.66

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$67	$211	$368	$822
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

22

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2007: 0.79% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Participant Shares	0.00%	0.00%	0.97%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Summary

Dreyfus California AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Participant Shares
Management fees	.20
Distribution and/or service (12b-1) fees	.40
Other expenses	.04
Total annual fund operating expenses	.64

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Shares	$65	$205	$357	$798
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share

25

price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q1, 2008: 0.54% Worst Quarter Q4, 2014: 0.00%

The year-to-date total return of the fund's Participant shares as of 3/31/15 was 0.00%.

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	Since Inception 08/01/07
Participant Shares	0.00%	0.01%	0.42%
For the current yield for Participant shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000 and there is no subsequent investment minimum. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal and California state personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Details

Goal and Approach

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax exempt fund seeks current income exempt from federal income tax and, in the case of Dreyfus New York Municipal Cash Management, current income exempt from New York state and New York city personal income taxes and, in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so). As a money market fund, each fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

The main difference among the funds is the securities in which they invest. Dreyfus Cash Management invests in a range of money market instruments. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government and U.S. Treasury securities, respectively. Dreyfus Government Cash Management invests only in U.S. government securities, including those backed by the full faith and credit of the U.S government and those that are neither insured nor guaranteed by the U.S. government, and in repurchase agreements in respect of such securities. Dreyfus Treasury & Agency Cash Management invests only in U.S. government securities that are backed by the full faith and credit of the U.S. government and repurchase agreements in respect of such securities. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes or California state income taxes, as applicable. Each of these funds also seeks to provide income exempt from the federal alternative minimum tax.

While Dreyfus Cash Management and each tax exempt fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, each may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund, other than the tax exempt funds, is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund's portfolio is 60 days and the maximum weighted average life to maturity of each fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management also may invest temporarily in high quality, taxable money market instruments, including when the portfolio managers believe acceptable New York or California municipal obligations, as applicable, are not available for investment. During such periods, the funds may not achieve their investment objective. In addition, a portion of each fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city or California state income taxes, as applicable. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified.

Throughout this prospectus, references to "the fund" apply to all funds, unless otherwise noted.

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Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Cash Management:

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the fund itself.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Funds That May Invest in Municipal Securities:

29

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Risks Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

• State-specific risk. The fund is subject to the risk that the state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $245 billion in 165 mutual fund portfolios. For the fiscal year ended January 31, 2015, each of the funds paid Dreyfus a management fee at the effective annual rate set forth in the table below.

Name of Fund	Effective Management Fee (as a percentage of average daily net assets)
Dreyfus Cash Management	.14
Dreyfus Government Cash Management	.06
Dreyfus Government Prime Cash Management	.04
Dreyfus Treasury & Agency Cash Management	.05
Dreyfus Treasury Prime Cash Management	.00
Dreyfus Tax Exempt Cash Management	.06
Dreyfus Municipal Cash Management Plus	.04
Dreyfus New York Municipal Cash Management	.08
Dreyfus California AMT-Free Municipal Cash Management	.04

A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six-month period ended July 31, 2015. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $28.5 trillion in assets under custody and administration and $1.6 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's

30

affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Your price for Participant shares is the net asset value per share (NAV). Participant shares of each fund are subject to an annual Rule 12b-1fee of 0.40% of the value of the fund's average daily net assets attributable to Participant shares paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account services and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, liquidity and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund's NAV is calculated at the following time on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business:

Name of Fund	Fund Calculates NAV at:
Dreyfus Cash Management	5:00 p.m.
Dreyfus Government Cash Management	5:00 p.m.
Dreyfus Government Prime Cash Management	3:00 p.m.
Dreyfus Treasury & Agency Cash Management	5:00 p.m.
Dreyfus Treasury Prime Cash Management	3:00 p.m.
Dreyfus Tax Exempt Cash Management	1:00 p.m.
Dreyfus Municipal Cash Management Plus	2:00 p.m.
Dreyfus New York Municipal Cash Management	1:00 p.m.
Dreyfus California AMT-Free Municipal Cash Management	1:00 p.m.
All times are Eastern time.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management:

Orders in proper form received prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

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Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

Orders in proper form received prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 3:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

Orders in proper form received prior to 1:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 1:00 p.m., will become effective at the NAV determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

Orders in proper form received prior to 2:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 2:00 p.m., will become effective at the NAV determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

An order in proper form received after the time of day at which a fund determines its NAV will be effective on the following business day, provided the fund's custodian receives Federal Funds by the respective times listed above.

For all funds, all times are Eastern time.

Because each tax exempt fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Participant shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

33

Applicable to Dreyfus Municipal Cash Management Plus:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or the next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amounts

•  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is deemed by Dreyfus to be large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

34

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Each tax-exempt fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain fund distributions, including distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. In addition, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities. With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange Privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

35

Financial Highlights

These financial highlights describe the performance of the fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Dreyfus Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.18	.19	.29	.25	.36
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	1,069	1,049	768	826	616
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Government Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.07	.10	.16	.14	.25
Ratio of net investment income to average net assets	.01	.01	.01	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	114	174	287	289	531
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

36

Financial Highlights (cont'd)

Dreyfus Government Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.61	.61	.61	.62
Ratio of net expenses to average net assets	.06	.08	.12	.13	.22
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	300	213	229	226	476
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury & Agency Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.01	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.06	.07	.13	.09	.20
Ratio of net investment income to average net assets	.01	.01	.01	.01	.00[b]
Net Assets, end of period ($ x 1,000,000)	654	513	603	889	418
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury Prime Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.04	.06	.09	.06	.15
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	4,311	3,464	3,674	2,866	2,163
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

37

Financial Highlights (cont'd)

Dreyfus Tax Exempt Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.62	.62	.62	.62
Ratio of net expenses to average net assets	.10	.13	.20	.21	.32
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	31	44	36	27	9
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Municipal Cash Management Plus	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.67	.65	.64	.63
Ratio of net expenses to average net assets	.13	.19	.25	.25	.37
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	14	8	21	25	23
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus New York Municipal Cash Management	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.66	.66	.64	.64
Ratio of net expenses to average net assets	.13	.19	.25	.25	.36
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	1	3	13	11	22
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

38

Financial Highlights (cont'd)

Dreyfus California AMT-Free Municipal Cash Management Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.04	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.64	.63	.64	.64
Ratio of net expenses to average net assets	.08	.13	.22	.28	.38
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000,000)	15	24	34	62	48
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

39

NOTES

40

NOTES

41

For More Information

Dreyfus Cash Management

SEC file number: 811-4175

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Each a series of Dreyfus Government Cash Management Funds

SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management

SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management

SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Each a series of Dreyfus Tax Exempt Cash Management Funds

SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus

SEC file number: 811-6172

Dreyfus New York Municipal Cash Management

SEC file number: 811-6395

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail. Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

© 2015 MBSC Securities Corporation CMGT – P1115PAR